Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial liabilities:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 5,018	¥ 13,952	¥ (16,736)
Financial liabilities: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	5,018	13,952	(16,736)
Financial liabilities: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial liabilities: | Other short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,332	3,832	3,690
Financial liabilities: | Other short-term borrowings | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,332	3,832	3,690
Financial liabilities: | Other short-term borrowings | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial liabilities: | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	3,686	10,120	(20,426)
Financial liabilities: | Long-term debt | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	3,686	10,120	(20,426)
Financial liabilities: | Long-term debt | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial assets:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	2,059,442	40,037	2,003,099
Financial assets: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	127,948	1,636	(173,290)
Financial assets: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,931,494	38,401	2,176,389
Financial assets: | Trading account securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	2,059,442	40,037	2,003,099
Financial assets: | Trading account securities | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	127,948	1,636	(173,290)
Financial assets: | Trading account securities | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 1,931,494	¥ 38,401	¥ 2,176,389